SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 63,166	$ 51,243
Capitalized share-based compensation costs	648	956
Total share-based compensation	63,814	52,199
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	3,116	3,322
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	23,193	19,742
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	18,068	13,640
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 18,789	$ 14,539